Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

June 30, 2019

FRX-INC-QTLY-0819
1.906830.109

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $50,628,840)	5,087,131	51,023,928

International Equity Funds - 6.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $20,666,264)	1,936,014	24,374,412

Bond Funds - 48.5%
Fidelity Series Bond Index Fund (a)	17,589,061	180,287,878
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,278,940	11,906,927
TOTAL BOND FUNDS
(Cost $186,864,645)		192,194,805

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $39,431,041)	3,949,089	39,530,384

Short-Term Funds - 22.5%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $89,141,365)	8,915,938	89,070,222
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $386,732,155)		396,193,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,450)
NET ASSETS - 100%		$396,161,301

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$183,183,155	$7,190,918	$873,056	$13,061	$4,282,580	$180,287,878
Fidelity Series Global ex U.S. Index Fund	20,110,090	4,642,939	1,146,631	--	(3,031)	771,045	24,374,412
Fidelity Series Inflation-Protected Bond Index Fund	35,147,725	5,209,843	1,712,128	38,945	(147,318)	1,032,262	39,530,384
Fidelity Series Long-Term Treasury Bond Index Fund	10,750,841	1,545,310	968,073	79,145	20,678	558,171	11,906,927
Fidelity Series Total Market Index Fund	--	56,441,878	5,812,676	--	(362)	395,088	51,023,928
Fidelity Series Treasury Bill Index Fund	79,322,502	12,922,282	3,179,050	554,517	(1,589)	6,077	89,070,222
Fidelity Total Market Index Fund Class F	46,997,134	2,867,178	51,473,180	223,856	24,412,010	(22,803,142)	--
Fidelity U.S. Bond Index Fund Class F	161,045,339	8,884,649	169,604,151	367,358	720,446	(1,046,283)	--
Total	$353,373,631	$275,697,234	$241,086,807	$2,136,877	$25,013,895	$(16,804,202)	$396,193,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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